American Funds Insurance Series® - Portfolio Series
American Funds Global Growth PortfolioSM
Investment portfolio
September 30, 2021
unaudited
Growth funds 80.00%	Shares	Value (000)
American Funds Insurance Series - Global Growth Fund, Class 1	548,661	$23,877
American Funds Insurance Series - Growth Fund, Class 1	135,886	16,132
American Funds Insurance Series - Global Small Capitalization Fund, Class 1	345,811	12,017
American Funds Insurance Series - International Fund, Class 1	336,416	8,128
American Funds Insurance Series - New World Fund, Class 1	126,188	4,043
Total growth funds (cost: $50,337,000)		64,197
Growth-and-income funds 20.09%
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1	919,602	16,121
Total growth-and-income funds (cost: $12,838,000)		16,121
Total investment securities 100.09% (cost: $63,175,000)		80,318
Other assets less liabilities (0.09)%		(69)
Net assets 100.00%		$80,249
Investments in affiliates1

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 9/30/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 80.00%
American Funds Insurance Series - Global Growth Fund, Class 1	$21,216	$3,322	$1,921	$38	$1,222	$23,877	$67	$1,168
American Funds Insurance Series - Growth Fund, Class 1	7,086	10,911	1,167	(22)	(676)	16,132	20	2,070
American Funds Insurance Series - Global Small Capitalization Fund, Class 1	7,053	5,527	1,018	60	395	12,017	—	263
American Funds Insurance Series - International Fund, Class 1	—	8,646	427	1	(92)	8,128	5	—
American Funds Insurance Series - New World Fund, Class 1	14,201	1,624	12,633	3,456	(2,605)	4,043	10	126
						64,197
Growth-and-income funds 20.09%
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1[2]	21,175	3,082	9,480	1,117	227	16,121	35	349
Total 100.09%				$4,650	$(1,529)	$80,318	$137	$3,976
[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	This fund changed its name during the reporting period.
American Funds Insurance Series — Portfolio Series — American Funds Global Growth Portfolio — Page 1 of 13

American Funds Growth and Income Portfolio
Investment portfolio
September 30, 2021
unaudited
Growth funds 9.92%	Shares	Value (000)
American Funds Insurance Series - Growth Fund, Class 1	291,119	$34,562
Total growth funds (cost: $21,322,000)		34,562
Growth-and-income funds 39.69%
American Funds Insurance Series - Growth-Income Fund, Class 1	1,104,911	69,179
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1	3,938,685	69,045
Total growth-and-income funds (cost: $115,448,000)		138,224
Asset allocation funds 9.95%
American Funds Insurance Series - Asset Allocation Fund, Class 1	1,245,290	34,656
Total asset allocation funds (cost: $35,958,000)		34,656
Equity-income funds 10.02%
American Funds Insurance Series - Capital Income Builder, Series 1	3,019,969	34,911
Total equity-income funds (cost: $29,405,000)		34,911
Fixed income funds 30.50%
American Funds Insurance Series - The Bond Fund of America, Class 1	9,365,787	106,207
Total fixed income funds (cost: $106,016,000)		106,207
Total investment securities 100.08% (cost: $308,149,000)		348,560
Other assets less liabilities (0.08)%		(293)
Net assets 100.00%		$348,267
American Funds Insurance Series — Portfolio Series — American Funds Growth and Income Portfolio — Page 2 of 13

unaudited
Investments in affiliates1

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 9/30/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 9.92%
American Funds Insurance Series - Growth Fund, Class 1	$47,994	$8,697	$23,298	$7,750	$(6,581)	$34,562	$42	$4,399
Growth-and-income funds 39.69%
American Funds Insurance Series - Growth-Income Fund, Class 1	63,229	2,412	4,500	446	7,592	69,179	274	656
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1[2]	32,134	38,377	1,850	115	269	69,045	149	1,476
						138,224
Asset allocation funds 9.95%
American Funds Insurance Series - Asset Allocation Fund, Class 1	—	36,031	71	(2)	(1,302)	34,656	112	1,104
Equity-income funds 10.02%
American Funds Insurance Series - Capital Income Builder, Series 1	77,836	3,811	52,929	7,320	(1,127)	34,911	826	—
Fixed income funds 30.50%
American Funds Insurance Series - The Bond Fund of America, Class 1[2]	61,459	51,072	2,127	(32)	(4,165)	106,207	236	4,115
American Funds Insurance Series - Capital World Bond Fund, Class 1	30,327	4,040	33,662	1,979	(2,684)	—	—	—
						106,207
Total 100.08%				$17,576	$(7,998)	$348,560	$1,639	$11,750
[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	This fund changed its name during the reporting period.
American Funds Insurance Series — Portfolio Series — American Funds Growth and Income Portfolio — Page 3 of 13

American Funds Managed Risk Growth Portfolio
Investment portfolio
September 30, 2021
unaudited
Growth funds 54.37%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	4,795,679	$569,343
American Funds Insurance Series – Global Growth Fund, Class 1	6,495,772	282,696
American Funds Insurance Series – Global Small Capitalization Fund, Class 1	5,416,694	188,230
Total growth funds (cost: $895,632,000)		1,040,269
Growth-and-income funds 20.08%
American Funds Insurance Series – Growth-Income Fund, Class 1	4,588,796	287,304
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	5,920,165	96,854
Total growth-and-income funds (cost: $291,569,000)		384,158
Fixed income funds 20.54%
American Funds Insurance Series – The Bond Fund of America, Class 1	34,647,939	392,908
Total fixed income funds (cost: $405,957,000)		392,908
Short-term securities 4.67%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[1]	89,324,072	89,324
Total short-term securities (cost: $89,324,000)		89,324
Options purchased 0.28%
Options purchased*		5,394
Total options purchased (cost: $8,901,000)		5,394
Total investment securities 99.94% (cost: $1,691,383,000)		1,912,053
Other assets less liabilities 0.06%		1,112
Net assets 100.00%		$1,913,165
*Options purchased

Put
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 9/30/2021 (000)
S&P 500 Index	2,934	$1,263,832	$2,950.00	12/17/2021	$3,814
S&P 500 Index	3	1,292	2,775.00	3/18/2022	6
S&P 500 Index	127	54,706	2,800.00	3/18/2022	275
S&P 500 Index	47	20,245	2,825.00	3/18/2022	98
S&P 500 Index	50	21,538	2,850.00	3/18/2022	124
S&P 500 Index	69	29,722	2,875.00	3/18/2022	170
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Growth Portfolio — Page 4 of 13

unaudited
*Options purchased  (continued)

Put  (continued)
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 9/30/2021 (000)
S&P 500 Index	66	$28,430	$2,925.00	3/18/2022	$162
S&P 500 Index	75	32,307	2,975.00	3/18/2022	218
S&P 500 Index	44	18,953	3,050.00	3/18/2022	148
S&P 500 Index	10	4,307	2,750.00	6/17/2022	38
S&P 500 Index	86	37,045	2,800.00	6/17/2022	341
					$5,394
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 9/30/2021[3] (000)	Unrealized (depreciation) appreciation at 9/30/2021 (000)
5 Year U.S. Treasury Note Futures	Long	870	December 2021	$87,000	$106,786	$(527)
S&P 500 E-mini Index Contracts	Long	170	December 2021	8	36,531	(756)
Mini MSCI Emerging Market Index Contracts	Short	10	December 2021	1	(623)	—[4]
Russell 2000 Mini Index Contracts	Short	4	December 2021	—[4]	(440)	—[4]
S&P Mid 400 E-mini Index Contracts	Short	1	December 2021	—[4]	(264)	—[4]
						$(1,283)
Investments in affiliates5

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 9/30/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 54.37%
American Funds Insurance Series – Growth Fund, Class 1	$438,852	$236,736	$97,949	$39,919	$(48,215)	$569,343	$693	$71,785
American Funds Insurance Series – Global Growth Fund, Class 1	—	303,468	14,193	117	(6,696)	282,696	773	13,521
American Funds Insurance Series – Global Small Capitalization Fund, Class 1	175,207	46,436	45,711	15,714	(3,416)	188,230	—	4,025
American Funds Insurance Series – International Fund, Class 1	175,207	18,170	199,925	50,359	(43,811)	—	—	—
						1,040,269
Growth-and-income funds 20.08%
American Funds Insurance Series – Growth-Income Fund, Class 1	352,083	24,240	133,167	32,997	11,151	287,304	1,121	2,689
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1[6]	175,207	14,201	116,995	36,398	(11,957)	96,854	354	—
						384,158
Fixed income funds 20.54%
American Funds Insurance Series – The Bond Fund of America, Class 1[6]	352,083	126,043	68,088	1,599	(18,729)	392,908	861	15,015
Total 94.99%				$177,103	$(121,673)	$1,817,335	$3,802	$107,035
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Growth Portfolio — Page 5 of 13

unaudited
[1]	Rate represents the seven-day yield at 9/30/2021.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
[4]	Amount less than one thousand.
[5]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[6]	This fund changed its name during the reporting period.
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Growth Portfolio — Page 6 of 13

American Funds Managed Risk Growth and Income Portfolio
Investment portfolio
September 30, 2021
unaudited
Growth funds 9.85%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	1,215,452	$144,299
Total growth funds (cost: $125,559,000)		144,299
Growth-and-income funds 49.59%
American Funds Insurance Series – Growth-Income Fund, Class 1	5,805,459	363,480
American Funds Insurance Series – Capital World Growth and Income Fund, Class 1	20,692,782	362,744
Total growth-and-income funds (cost: $587,738,000)		726,224
Asset allocation funds 5.03%
American Funds Insurance Series – Asset Allocation Fund, Class 1	2,644,219	73,589
Total asset allocation funds (cost: $76,359,000)		73,589
Equity-income funds 15.10%
American Funds Insurance Series – Capital Income Builder Fund, Class 1	19,128,302	221,123
Total equity-income funds (cost: $188,926,000)		221,123
Fixed income funds 15.29%
American Funds Insurance Series – The Bond Fund of America, Class 1	19,743,886	223,896
Total fixed income funds (cost: $231,264,000)		223,896
Short-term securities 4.74%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[1]	69,487,283	69,487
Total short-term securities (cost: $69,487,000)		69,487
Options purchased 0.33%
Options purchased*		4,771
Total options purchased (cost: $7,859,000)		4,771
Total investment securities 99.93% (cost: $1,287,192,000)		1,463,389
Other assets less liabilities 0.07%		1,052
Net assets 100.00%		$1,464,441
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Growth and Income Portfolio — Page 7 of 13

unaudited
*Options purchased

Put
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 9/30/2021 (000)
S&P 500 Index	2,584	$1,113,068	$2,950.00	12/17/2021	$3,359
S&P 500 Index	9	3,877	2,725.00	3/18/2022	17
S&P 500 Index	25	10,769	2,775.00	3/18/2022	52
S&P 500 Index	67	28,860	2,800.00	3/18/2022	145
S&P 500 Index	22	9,477	2,825.00	3/18/2022	46
S&P 500 Index	103	44,368	2,850.00	3/18/2022	255
S&P 500 Index	56	24,122	2,875.00	3/18/2022	138
S&P 500 Index	55	23,691	2,925.00	3/18/2022	134
S&P 500 Index	66	28,430	2,975.00	3/18/2022	192
S&P 500 Index	7	3,015	3,000.00	3/18/2022	21
S&P 500 Index	4	1,723	3,025.00	3/18/2022	13
S&P 500 Index	42	18,092	3,050.00	3/18/2022	141
S&P 500 Index	65	27,999	2,800.00	6/17/2022	258
					$4,771
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 9/30/2021[3] (000)	Unrealized (depreciation) appreciation at 9/30/2021 (000)
5 Year U.S. Treasury Note Futures	Long	681	December 2021	$68,100	$83,587	$(400)
S&P 500 E-mini Index Contracts	Long	147	December 2021	7	31,588	(454)
Russell 2000 Mini Index Contracts	Short	1	December 2021	—[4]	(110)	—[4]
S&P Mid 400 E-mini Index Contracts	Short	1	December 2021	—[4]	(263)	1
Mini MSCI Emerging Market Index Contracts	Short	11	December 2021	(1)	(685)	—[4]
British Pound Currency Contracts	Short	1	December 2021	£(62)	(84)	1
Euro Currency Contracts	Short	1	December 2021	€(125)	(145)	2
						$(850)
Investments in affiliates5

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 9/30/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 9.85%
American Funds Insurance Series – Growth Fund, Class 1	$208,784	$56,244	$126,336	$54,875	$(49,268)	$144,299	$181	$18,772
Growth-and-income funds 49.59%
American Funds Insurance Series – Growth-Income Fund, Class 1	278,820	89,558	40,691	9,226	26,567	363,480	1,466	3,518
American Funds Insurance Series – Capital World Growth and Income Fund, Class 1[6]	278,819	107,699	35,745	5,951	6,020	362,744	799	7,919
						726,224
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Growth and Income Portfolio — Page 8 of 13

unaudited
Investments in affiliates5  (continued)

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 9/30/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Asset allocation funds 5.03%
American Funds Insurance Series – Asset Allocation Fund, Class 1	$—	$77,877	$1,496	$(21)	$(2,771)	$73,589	$242	$2,385
Equity-income funds 15.10%
American Funds Insurance Series – Capital Income Builder Fund, Class 1	346,212	25,882	176,295	24,242	1,082	221,123	4,363	—
Fixed income funds 15.29%
American Funds Insurance Series – The Bond Fund of America, Class 1[6]	104,392	153,762	25,623	(148)	(8,487)	223,896	507	8,838
American Funds Insurance Series – Capital World Bond Fund, Class 1	104,392	15,187	117,101	3,522	(6,000)	—	—	—
						223,896
Total 94.86%				$97,647	$(32,857)	$1,389,131	$7,558	$41,432
[1]	Rate represents the seven-day yield at 9/30/2021.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
[4]	Amount less than one thousand.
[5]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[6]	This fund changed its name during the reporting period.
Key to symbols
£ = British pounds
€ = Euros
$ = U.S. dollars
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Growth and Income Portfolio — Page 9 of 13

American Funds Managed Risk Global Allocation Portfolio
Investment portfolio
September 30, 2021
unaudited
Growth funds 24.50%	Shares	Value (000)
American Funds Insurance Series – Global Growth Fund, Class 1	2,590,581	$112,742
Total growth funds (cost: $97,926,000)		112,742
Growth-and-income funds 20.02%
American Funds Insurance Series – Capital World Growth and Income Fund, Class 1	5,253,629	92,096
Total growth-and-income funds (cost: $72,122,000)		92,096
Asset allocation funds 10.03%
American Funds Insurance Series – Asset Allocation Fund, Class 1	1,658,270	46,150
Total asset allocation funds (cost: $39,020,000)		46,150
Balanced funds 25.05%
American Funds Insurance Series – Global Balanced Fund, Class 1	7,783,172	115,269
Total balanced funds (cost: $101,022,000)		115,269
Fixed income funds 15.31%
American Funds Insurance Series – Capital World Bond Fund, Class 1	5,835,579	70,435
Total fixed income funds (cost: $71,217,000)		70,435
Short-term securities 4.77%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[1]	21,938,456	21,938
Total short-term securities (cost: $21,938,000)		21,938
Options purchased 0.27%
Options purchased*		1,231
Total options purchased (cost: $2,002,000)		1,231
Total investment securities 99.95% (cost: $405,247,000)		459,861
Other assets less liabilities 0.05%		217
Net assets 100.00%		$460,078
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Global Allocation Portfolio — Page 10 of 13

unaudited
*Options purchased

Put
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 9/30/2021 (000)
S&P 500 Index	644	$277,405	$2,950.00	12/17/2021	$837
S&P 500 Index	4	1,723	2,725.00	3/18/2022	8
S&P 500 Index	8	3,446	2,775.00	3/18/2022	17
S&P 500 Index	3	1,292	2,800.00	3/18/2022	7
S&P 500 Index	10	4,307	2,825.00	3/18/2022	21
S&P 500 Index	22	9,477	2,850.00	3/18/2022	54
S&P 500 Index	24	10,338	2,875.00	3/18/2022	59
S&P 500 Index	25	10,769	2,925.00	3/18/2022	61
S&P 500 Index	13	5,600	2,975.00	3/18/2022	38
S&P 500 Index	9	3,877	3,050.00	3/18/2022	30
S&P 500 Index	25	10,769	2,800.00	6/17/2022	99
					$1,231
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 9/30/2021[3] (000)	Unrealized depreciation at 9/30/2021 (000)
5 Year U.S. Treasury Note Futures	Long	213	December 2021	$21,300	$26,144	$(120)
S&P 500 E-mini Index Contracts	Long	46	December 2021	2	9,885	(217)
						$(337)
Investments in affiliates4

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 9/30/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 24.50%
American Funds Insurance Series – Global Growth Fund, Class 1	$67,483	$60,565	$18,349	$6,522	$(3,479)	$112,742	$320	$5,590
American Funds Insurance Series – International Fund, Class 1	44,846	4,270	50,778	12,484	(10,822)	—	—	—
						112,742
Growth-and-income funds 20.02%
American Funds Insurance Series – Capital World Growth and Income Fund, Class 1[5]	90,119	8,695	11,304	2,229	2,357	92,096	203	2,011
Asset allocation funds 10.03%
American Funds Insurance Series – Asset Allocation Fund, Class 1	44,846	4,177	5,060	897	1,290	46,150	151	1,494
Balanced funds 25.05%
American Funds Insurance Series – Global Balanced Fund, Class 1	112,329	7,097	8,963	1,810	2,996	115,269	164	500
Fixed income funds 15.31%
American Funds Insurance Series – Capital World Bond Fund, Class 1	67,483	17,589	9,887	582	(5,332)	70,435	374	1,722
Total 94.91%				$24,524	$(12,990)	$436,692	$1,212	$11,317
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Global Allocation Portfolio — Page 11 of 13

unaudited
[1]	Rate represents the seven-day yield at 9/30/2021.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
[4]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[5]	This fund changed its name during the reporting period.
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Global Allocation Portfolio — Page 12 of 13

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. The net asset value per share of each fund and each underlying fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of option contracts while held by Managed Risk Growth Portfolio, Managed Risk Growth and Income Portfolio and Managed Risk Global Allocation Portfolio was $1,441,946,000, $1,278,219,000 and $320,704,000, respectively. The average month-end notional amount of futures contracts while held by Managed Risk Growth Portfolio, Managed Risk Growth and Income Portfolio and Managed Risk Global Allocation Portfolio was $350,370,000, $220,322,000 and $50,811,000, respectively.
Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment.
At September 30, 2021, all of the investments held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2021 Capital Group. All rights reserved.
INGEFP3-875-1121O-S85385	American Funds Insurance Series — Portfolio Series — Page 13 of 13